Schedule of Lease Costs (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Leases
Operating lease cost	$ 454	$ 307	$ 429	$ 396
Short-term lease cost	32	88	135	266
Total lease cost	$ 486	$ 395	$ 564	$ 662